SCENE 1 Domestic Renaissance Underway


a domestic renaissance
in energy production


Energy
production


Millions
of jobs

In America, a domestic renaissance in energy production is underway. It is helping to create millions of jobs, revive state and local economies and is setting the country on a path toward energy independence. This renaissance arrives at an opportune time for the country and for investors.


Energy
independence



(TRANSITION SLIDE)

VISUAL EFFECT: Diamond shapes represent stock video clips.

SCENE 1 Domestic Renaissance Underway


Investing in
Energy and Power


Business
Develop
Com


called a
Business
Development
Company

This video introduces you to the world of investing in U.S. energy and power companies and to an investment vehicle called a business development company, or B-D-C. It is brought to you by Franklin Square Capital Partners, a national sponsor of alternative investment products designed for the investing public.


FRANKLIN SQUARE
CAPITAL PARTNERS


FRANKLIN SQUARE
CAPITAL PARTNERS
Alternative investment products
designed for the investing public


FRANKLIN SQUARE
CAPITAL PARTNERS
Alternative investment products
designed for the investing public

VISUAL EFFECT: Triangle shapes animate and float in background.

SCENE 2 Ever-Growing Energy Demand


a study published by the
iea


iea


19 of the past
20 years
iStockvideo

According to a study published by the International Energy Agency, energy consumption has risen 19 of the past 20 years and it shows little sign of slowing in the near term. In fact, this demand is expected to continue to grow for decades to come.


both developed
and emerging
countries


now compete
iStockvideo

Both developed and emerging countries now compete for the world's limited resources – as a result of rising populations and growing energy consumption both at home and abroad.

SCENE 2 Ever-Growing Energy Demand


new drilling


new exploration


American ingenuity

To help meet this growing demand, new drilling and exploration technologies are being employed. Utilizing these new techniques and adding a dash of American ingenuity, the energy industry can now access previously untapped domestic energy sources. More and more, the U.S. energy industry is delivering the reliable and cost-effective power American businesses need to compete in the global marketplace.


reduce
foreign imports


closer to
energy independence


creates
significant
opportunities

This domestic production also helps to reduce our reliance on foreign energy imports, brings us closer to energy independence and creates significant opportunities for investors – it's an exciting time to invest in our nation's energy and power industry.

SCENE 3 New Sources of Energy


iStockphoto

Where is the power and energy going to come from to meet the demand? The answer is right here under our feet.


750 Trillion
for the next
100 years

Due, in part, to advances in technology, America's current energy resources are plentiful. The U.S. Energy Information Agency estimates that there are 750 trillion cubic feet of recoverable natural gas reserves under American soil – enough to provide energy for approximately the next 100 years. And it's not just natural gas. The newfound ability to tap large deposits of oil shale – that is, rock from which oil can be extracted – is reducing the amount of oil the U.S. needs to import.


well over
20 states


Marcellus
Shale


new
production
methods

Various shale deposits extend from the East Coast to the West Coast. Examples include the Marcellus shale deposit located in Ohio, Pennsylvania and Western New York; the Barnett and Eagle Ford shales in Texas; and the Bakken shale deposit that spans North Dakota and parts of Montana, just to name a few. In fact, over 20 states are already directly benefiting from the production of natural gas or oil from shales, with many others seeing an increase in manufacturing and other positive impacts related to these new production methods.

NOTE: Each shale will be zoomed in on when mentioned.

SCENE 4 Size of the Market


Size of the Market


up to $7.5 trillion
over the next 20 years


more than 13,300
energy and power companies

Tapping into these North American resources is estimated to cost up to $7.5 trillion over the next 20 years. For investors seeking opportunities to invest in the industry, the timing is favorable as energy companies will require significant new investments in order to capitalize on these opportunities. It is estimated that the United States has more than 13,300 energy and power companies and nearly 98% of these companies are private.


nearly 98% of these
companies are private

SCENE 4 Size of the Market



they cannot access
the public markets



reduced competition



favorable terms and
higher returns

The 2% of energy companies that are publicly traded can turn to the public markets for their capital needs, if necessary. Private companies generally have more limited access to capital: they cannot access the public markets as easily and, as a result of recent economic developments, are generally not well-served by the banking sector either. While it can be difficult to access private companies, there can be advantages for those who can invest in them. The barriers that prevent many from accessing private companies means that there is reduced competition for investment. Investment opportunities in private companies tend to be more relationship-driven and may provide investors with attractive risk-adjusted returns due to private companies' limited access to capital.

VISUAL EFFECT: Door closes on stock market ticker.

VISUAL EFFECT: Businesses appear and one by one disappear until one in the middle is remaining.

SCENE 5 Makeup of the Private Energy Sector



where are these companies and
what is their role in the industry?

Private companies are expected to play a vital role in energy production as the U.S. continues on its path towards energy independence. Who are these companies and what is their role in the industry?



5 sub-sectors

The energy industry can be divided into five sub-sectors along the "assembly line" from exploration to extraction, processing, transportation, refinement and its ultimate conversion into power.



Upstream
companies

Exploration and production companies, called "**Upstream**" companies, lead the search to identify and then extract oil and gas resources.



horizontal
drilling



hydraulic
fracturing



impurities
removed

New technologies now extract reserves from sources previously unreachable with conventional drilling techniques. These include horizontal drilling – which is drilling sideways, as opposed to straight down - and hydraulic fracturing – where water, chemicals and sand are injected into the ground to release trapped oil and gas. Once the newly drilled oil and gas reaches the surface, water, sand and other impurities are removed. After removing the impurities, the oil and gas are ready to be transported.

NOTE: Video clips in diamond shapes to animate text.

SCENE 5 Makeup of the Private Energy Sector


Midstream
companies


shipping,
pipeline


and storage

"Midstream" companies transport and store oil and gas. They most commonly operate shipping, pipeline and storage facilities, serving in many ways as the industry's "toll roads" since they typically collect revenue based on the volume of oil or gas flowing through their facilities. As new domestic energy sources are identified and existing sources increase output, this sector will require capital to both maintain active facilities and, more importantly, build new pipelines and infrastructure to handle the growing demand and production from new geographies.


build new pipelines

SCENE 5 Makeup of the Private Energy Sector


Downstream
companies


refine,
market
and distribute


to the end consumer

After being transported by Midstream companies, energy is then processed by "**Downstream**" companies. These businesses refine, market and distribute to the end consumer a variety of finished energy products, such as propane, kerosene and gasoline.


finished
energy
products

SCENE 5 Makeup of the Private Energy Sector


Power
Companies


transmit


our
cities

Power Companies use various energy sources to generate, transmit and distribute electricity throughout the country to power our homes, our cities and our places of business every minute of every day.

SCENE 5 Makeup of the Private Energy Sector


Service &
Equipment


specialized
services


and
materials

Finally, the **"Service and Equipment"** sub-sector is made up of companies that supply specialized services and materials to energy and power companies to help build, service and maintain essential energy infrastructure.


service and
maintain

SCENE 5 Makeup of the Private Energy Sector


all energy
sub-sectors


need capital


to invest

Collectively, we expect companies in all of these energy sub-sectors to have steady and substantial needs for capital in order to run their day-to-day operations and invest in the equipment, infrastructure and land necessary to grow.


to grow

SCENE 6 About BDCs


Historically, private companies have
sought financing from
institutional investors

Difficulties within the U.S banking system are forcing these predominately private companies to seek out new sources of financing to meet their growing capital needs. Historically, private companies have sought financing from institutional investors, like pension funds and university endowments.


What is a
Business
Development
Company

Now through an innovative type of investment called a BDC, or business development company, individual investors can invest in these private companies, too.

What is a Business Development Company? It's an investment vehicle that allows individuals to invest in private U.S. companies.


Investments

Congress created the BDC structure in 1980 to facilitate the flow of capital to these businesses.




BDCs are required to invest
at least 70% of their assets


70%
In private and smaller public
U.S. companies

BDCs are required to invest at least 70% of their assets in private U.S. companies or public companies with less than $250 million in market value.

VISUAL EFFECT: Zoom in on flag which evolves into pie chart that enlarges.

SCENE 6 About BDCs




BDCs are governed by the
Investment Company Act


Investment Company Act of 1940

BDCs are not mutual funds, but are governed by the Investment Company Act of 1940 – the same law that regulates mutual funds – which provides strong investor protections and encourages a high level of transparency through the following requirements. They must... Have Independent Custodians and Independent Boards;


Independent Custodian
Independent Board
Investment Company Act of 1940


Independent Custodian
Independent Board
SEC Registered
Public Reporting
Investment Company Act of 1940


Independent Custodian
Quarterly Valuations
1099 Tax Reporting
Independent Board
SEC Registered
Public Reporting
Investment Company Act of 1940

Be registered with the SEC; Value their portfolios every quarter; and Release public reports.

In addition, BDCs provide investors with 1099 tax reporting and if they pass through 90% of their taxable income to investors in the form of distributions, and meet other requirements, BDCs can avoid corporate-level taxation.

Keep in mind, there are risks to investing in a BDC, including the lack of available information and often illiquid nature of private company investments. BDCs that specialize within a specific sector may carry additional risks related to that sector. Before making an investment in a BDC, investors should review the applicable prospectus and consult their financial advisor.

SCENE 7 Conclusion


a domestic renaissance
in energy production




Business
Development
Company

With America's domestic renaissance in energy production, investors who want to access the opportunities in the private energy and power sector might look to BDCs focused on the industry. With strong investor protections, favorable tax reporting and their focus on private U.S. companies, BDCs can be an attractive investment vehicle to participate in the domestic renaissance of energy production.



(TRANSITION SLIDE)

NOTE: Video clips include US map with animated lights and positive trend chart.

SCENE 8 Closing


FRANKLIN SQUARE
CAPITAL PARTNERS


FRANKLIN SQUARE
CAPITAL PARTNERS
www.franklinsquare.com

We hope this presentation has given you a better understanding of investing in energy and power through a business development company.

An investment in BDCs is considered speculative and involves a high degree of risk, including the risk that the performance of energy and power companies may fluctuate due to a number of environmental, regulatory, political and general market risks. Also, there may not be a public trading market for the shares of a BDC and, as a result, it will be difficult for investors to sell their shares.

An investment in a BDC needs to be carefully evaluated. You should consult with a financial advisor and carefully read the BDC's prospectus to fully understand the risks before investing.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by a prospectus.